Organization and nature of business	12 Months Ended
Dec. 31, 2025
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Organization and nature of business	Organization and nature of business
Arcos Dorados Holdings Inc. (the “Company”) is a company limited by shares incorporated and existing under the laws of the British Virgin Islands. The Company’s fiscal year ends on the last day of December. The Company indirectly owns 100% of the equity interests in Arcos Dorados B.V. (“ADBV”).

On August 3, 2007, ADBV entered into a Stock Purchase Agreement and Master Franchise Agreements (the “Initial MFAs”) with McDonald’s Corporation pursuant to which ADBV acquired the McDonald’s business in Latin America and the Caribbean (“LatAm business”). Prior to this acquisition, the Company did not carry out operations.

Effective from January 1, 2025, the Company entered into two new Master Franchise Agreements (the “MFAs”) with McDonald’s Corporation that replaced the Initial MFAs. The term of the MFAs is 20 years for all of the Territories other than French Guiana, Guadeloupe, Martinique and Saint Martin (French part), which are subject to a term of 10 years with an option to extend such terms for an additional 10 years. The Company’s rights to operate and franchise McDonald’s-branded restaurants in the Territories, and therefore its ability to conduct its business, derive exclusively from the rights granted by McDonald’s Corporation in the MFAs. The MFAs grant to the Company and its subsidiaries the following:

i.The right to own and operate, directly or indirectly, franchised restaurants in each territory;
ii.The right and license to grant sub franchises in each territory;
iii.The right to adopt and use, and to grant the right and license to sub franchisees to adopt and use, the system in each territory;
iv.The right to advertise to the public that it is a franchisee of McDonald’s;
v.The right and license to grant sub franchises and sublicenses of each of the foregoing rights and licenses to each MF subsidiary.

The Company is required to pay to McDonald’s Corporation continuing franchise fees (Royalty fees) on a monthly basis. Payment of monthly royalties is due on the seventh business day of the next calendar month. The amount paid during 2023 and 2024 was 7.0% of gross sales. Under the MFAs, the royalty rate to be paid is equal to the 6.0% of gross sales during the first ten years, 6.25% for the subsequent five years and 6.5% for the final five years.

Pursuant to the MFAs, McDonald’s Corporation has the right to (a) terminate the MFAs, or (b) exercise a call option over the Company’s shares or any MF subsidiary, if the Company or any MF subsidiary (i) fails to comply with the McDonald’s system (as defined in the MFAs), (ii) files for bankruptcy, (iii) defaults on its financial debt payments, (iv) substantially fails to achieve targeted openings and reinvestments requirements, or (v) upon the occurrence of any other event of default as defined in the MFAs.

The Company has operations in twenty-one territories as follows: Argentina, Aruba, Brazil, Chile, Colombia, Costa Rica, Curaçao, Ecuador, French Guiana, Guadeloupe, Martinique, Mexico, Panama, Peru, Puerto Rico, Trinidad and Tobago, Uruguay, the U.S. Virgin Islands of St. Croix and St. Thomas (USVI), Venezuela and, since July 2025, Saint Martin (French part) and Sint Maarten (Dutch part), together “St. Martin”. All restaurants are operated either by the Company’s subsidiaries or by independent entrepreneurs under the terms of sub-franchise agreements (franchisees).